BORROWINGS - Narrative (Details) - USD ($)	1 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Master Agreements
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 251,400,000		$ 124,600,000
Weighted average interest rate on long-term debt outstanding			13.00%		5.00%
Loan and Security Agreement
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 20,300,000		$ 15,000,000
Debt instrument, term	3 years
Line of credit facility, maximum borrowing capacity	$ 22,000,000			$ 32,000,000
Increase in maximum principal amount				$ 10,000,000
Debt instrument, Secured Overnight Financing Rate floor	0.00%
Loan and Security Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.20%
Secured Debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance			271,700,000		139,600,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, outstanding balance			90,000,000		$ 15,000,000
Debt instrument, term		3 years
Line of credit facility, remaining borrowing capacity			67,450,000
Line of Credit | Revolving Credit Facility | The Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 167,500,000
Debt instrument, Secured Overnight Financing Rate floor		0.00%
Debt instrument, base rate floor		1.00%
Line of Credit | Revolving Credit Facility | The Credit Agreement | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%
Line of credit facility, commitment fee percentage		0.25%
Line of Credit | Revolving Credit Facility | The Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Long-term debt, outstanding balance			$ 10,050,000.00
Line of Credit | Letter of Credit | The Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 50,000,000
Line of Credit | Letter of Credit | The Credit Agreement | Israel, New Shekels
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 20,000,000